Cost of sales of goods and services, without considering depreciation and amortization - Cost of services (Details) - cost of services [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cost of sales [Line Items]
Services provided by third parties	$ 4,266	$ 1,681	$ 594
Maintenance and repair	982	46	31
Consumption of materials and supplies	596	31	11
Insurances	129	134	46
Direct labor	121
Electricity and water	78	1,204	556
Transport	6	14	9
Short-term and low-value lease	6	3	0
Salaries	121
Other minor cost of services	59	50	22
Total cost of services	$ 6,243	$ 3,163	$ 1,269